MAJOR CUSTOMERS AND SUPPLIERS (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) item
MAJOR CUSTOMERS AND SUPPLIERS
Current portion of advances to suppliers, net	$ 55,717,902	$ 46,131,229
Sales Revenue, Goods, Net [Abstract]
Net sales	$ 3,035,511,903	2,286,119,379	$ 1,774,970,623
Advances to suppliers | Supplier concentration risk
Sales Revenue, Goods, Net [Abstract]
Disclosure threshold (as a percent)	10.00%
Advances to suppliers | Supplier concentration risk | Company I
MAJOR CUSTOMERS AND SUPPLIERS
Current portion of advances to suppliers, net	$ 14,481,238	18,725,689
Advances to suppliers | Supplier concentration risk | Company II
MAJOR CUSTOMERS AND SUPPLIERS
Current portion of advances to suppliers, net	$ 12,627,165
Advances to suppliers | Supplier concentration risk | Company III
MAJOR CUSTOMERS AND SUPPLIERS
Current portion of advances to suppliers, net		11,500,629
Advances to suppliers | Supplier concentration risk | Company IV
MAJOR CUSTOMERS AND SUPPLIERS
Current portion of advances to suppliers, net		14,603,391
Net Revenue | Customer concentration risk
Sales Revenue, Goods, Net [Abstract]
Disclosure threshold (as a percent)	10.00%		10.00%
Number of customers | item	0		0
Net Revenue | Customer concentration risk | Company A
Sales Revenue, Goods, Net [Abstract]
Net sales	$ 175,456,849	$ 301,678,854	$ 86,116,773